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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Manager
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell           Dallas, TX              February 14, 2013
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1    28-10378                  BP Capital Management, L.P.

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: 41,983
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1         COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------         -------- --------- -------- ----------------------- ---------- -------- -------------------
                 TITLE OF            VALUE   SHRS OR                 INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER    CLASS    CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------   -------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ANADARKO
  PETE CORP      COM      032511107  6,348    85,429   SH     N/A       SOLE       --     85,429   0     0
ARCH COAL INC    COM      039380100     53     7,300   SH     N/A       SOLE       --      7,300   0     0
CONSOL
  ENERGY INC     COM      20854P109     48     1,500   SH     N/A       SOLE       --      1,500   0     0
DEVON ENERGY
  CORP NEW       COM      25179M103    205     3,946   SH     N/A       SOLE       --      3,946   0     0
ENTERPRISE
  PRODS
  PARTNERS L     COM      293792107  2,504    50,000   SH     N/A       SOLE       --     50,000   0     0
FREEPORT-
  MCMORAN
  COPPER & GO    COM      35671D857  2,155    63,000   SH     N/A       SOLE       --     63,000   0     0
GASTAR EXPL      COM
  LTD            NEW      367299203     35    29,295   SH     N/A       SOLE       --     29,295   0     0
GOODRICH PETE    COM
  CORP           NEW      382410405     15     1,621   SH     N/A       SOLE       --      1,621   0     0
HALLIBURTON
  CO             COM      406216101    167     4,800   SH     N/A       SOLE       --      4,800   0     0
MARATHON OIL
  CORP           COM      565849106    184     6,000   SH     N/A       SOLE       --      6,000   0     0
MARKWEST         UNIT
  ENERGY         LTD
  PARTNERS L P   PARTN    570759100    765    15,000   SH     N/A       SOLE       --     15,000   0     0
NATIONAL
  OILWELL
  VARCO INC      COM      637071101    202     2,950   SH     N/A       SOLE       --      2,950   0     0
NEWFIELD EXPL
  CO             COM      651290108    181     6,750   SH     N/A       SOLE       --      6,750   0     0
OCCIDENTAL
  PETE CORP
  DEL            COM      674599105    153     2,000   SH     N/A       SOLE       --      2,000   0     0
PIONEER NAT
  RES CO         COM      723787107  6,884    64,582   SH     N/A       SOLE       --     64,582   0     0
RANGE RES
  CORP           COM      75281A109  6,118    97,371   SH     N/A       SOLE       --     97,371   0     0
SANDRIDGE
  ENERGY INC     COM      80007P307  3,822   601,929   SH     N/A       SOLE       --    601,929   0     0
SOUTHWESTERN
  ENERGY CO      COM      845467109  2,830    84,696   SH     N/A       SOLE       --     84,696   0     0
TRANSOCEAN
  LTD            REG SHS  H8817H100  1,903    42,621   SH     N/A       SOLE       --     42,621   0     0
VALERO
  ENERGY CORP
  NEW            COM      91913Y100  3,170    92,911   SH     N/A       SOLE       --     92,911   0     0
WEATHERFORD
  INTERNATIONAL
  LT             REG SHS  H27013103    157    14,000   SH     N/A       SOLE       --     14,000   0     0
WESTERN GAS
  EQUITY         COMUNT
  PARTNERS       LTD PT   95825R103  1,498    50,000   SH     N/A       SOLE       --     50,000   0     0
WILLIAMS COS
  INC DEL        COM      969457100  2,586    79,000   SH     N/A       SOLE       --     79,000   0     0